INVESTMENT IN ASSOCIATE (Details 3) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Disclosure of associates [line items]
Revenue	$ 429,236	$ 687,381
Cost of sales	(1,985,804)	(758,749)
Loss for the year	$ (7,625,316)	(7,500,233)	(1,928,870)
Waterproof [Member]
Disclosure of associates [line items]
Revenue		4,999,395	2,358,268
Cost of sales		(3,951,861)	(1,768,559)
Expenses		(1,291,786)	(640,815)
Loss for the year		$ (244,252)	$ (51,106)